Equity Method Investment in Joint Ventures - Summarized Financial Information (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Capital contributions	$ 162,514	$ 146,158
SWA Lithium
Disclosure of joint ventures [line items]
Current assets due for reimbursement of costs paid by the Joint Ventures	2,700
Current liabilities due for reimbursement of costs paid by the Joint Ventures	1,200
Capital contributions	40,000
Texas Lithium
Disclosure of joint ventures [line items]
Current assets due for reimbursement of costs paid by the Joint Ventures	2,000
Current liabilities due for reimbursement of costs paid by the Joint Ventures	1,000
Capital contributions	$ 20,000